Cover	6 Months Ended
Dec. 31, 2020
Cover [Abstract]
Entity Registrant Name	IONIX TECHNOLOGY, INC.
Entity Central Index Key	0001528308
Document Type	S-1/A
Amendment Flag	false
Entity Incorporation, State or Country Code	NV
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false